UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00862
The Growth Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1 - Reports to Stockholders

SEMI-
ANNUAL
SHAREHOLDER REPORT
The Growth Fund of America
®
Class A
| AGTHX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 31	0.60% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class C
| GFACX
for the six months ended February 28, 2025
This
semi-annual shareholder
report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You
can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class T
| TFGAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-1
| GFAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.65% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-2
| GFFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.40% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class F-3
| GAFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-A
|
CGFAX
for the six months ended February 28, 2025
This
semi-annual shareholder report
contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-C
| CGFCX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-E
| CGFEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.87% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-T
| TAFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 21	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-1
| CGFFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-2
| FAFGX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional infor
m
ation about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class 529-F-3
| FFAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 18	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-1
| RGAAX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2
| RGABX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-2E
| RGEBX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-3
| RGACX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-4
| RGAEX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5E
| RGAHX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-5
| RGAFX
for the six months ended February 28, 2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-005-0425 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Growth Fund of America
®
Class R-6
| RGAGX
for the six months ended February 28,
2025
This semi-annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 298,480
Total number of portfolio holdings	321
Portfolio turnover rate	19%
Portfolio holdings by sector
(percent of net assets)
Availabilit
y of additional inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-005-0425 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Growth Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2025
Lit. No. MFGEFP2-005-0425 © 2025 Capital Group. All rights reserved.

Investment portfolio February 28, 2025unaudited

Common stocks 95.70%		Shares	Value (000)
Information technology 24.22%
	Microsoft Corp.	35,164,387	$13,959,910
	NVIDIA Corp.	84,166,848	10,514,123
	Broadcom, Inc.	46,688,392	9,311,066
	Apple, Inc.	20,364,203	4,924,879
	Taiwan Semiconductor Manufacturing Co., Ltd.	114,914,468	3,529,317
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,959,207	714,756
	Shopify, Inc., Class A, subordinate voting shares[1]	29,162,440	3,266,193
	Salesforce, Inc.	10,441,172	3,109,903
	Cloudflare, Inc., Class A1	18,777,609	2,728,387
	MicroStrategy, Inc., Class A1	8,269,698	2,112,329
	ASML Holding NV	1,747,841	1,240,862
	ASML Holding NV (ADR)	986,718	699,662
	Micron Technology, Inc.	18,417,711	1,724,450
	Motorola Solutions, Inc.	3,251,238	1,431,260
	Synopsys, Inc.[1]	3,045,585	1,392,685
	SAP SE	4,329,102	1,196,564
	Constellation Software, Inc.	341,946	1,178,693
	Applied Materials, Inc.	5,552,841	877,738
	ServiceNow, Inc.[1]	782,332	727,381
	SK hynix, Inc.	4,790,250	647,202
	Oracle Corp.	3,710,769	616,210
	Texas Instruments, Inc.	2,712,600	531,642
	Unity Software, Inc.[1]	20,141,238	516,421
	Adobe, Inc.[1]	1,039,574	455,916
	ARM Holdings PLC (ADR)[1]	3,112,496	409,885
	AppLovin Corp., Class A1	1,170,081	381,142
	Palo Alto Networks, Inc.[1]	1,798,930	342,570
	Palantir Technologies Inc., Class A1	3,388,894	287,785
	KLA Corp.	381,605	270,497
	DocuSign, Inc.[1]	3,213,105	267,234
	Lam Research Corp.	3,277,682	251,529
	Aurora Innovation, Inc., Class A1	34,236,735	248,901
	Accenture PLC, Class A	633,589	220,806
	Intuit, Inc.	356,488	218,827
	Atlassian Corp., Class A1	761,092	216,348
	QUALCOMM, Inc.	1,167,429	183,485
	Intel Corp.	7,400,000	175,602
	Advanced Micro Devices, Inc.[1]	1,348,808	134,692
	Fabrinet, non-registered shares[1]	638,219	127,676
	Flex, Ltd.[1]	3,158,086	119,660
	Qorvo, Inc.[1]	1,521,152	110,572
	Datadog, Inc., Class A1	881,463	102,734
	ASM International NV	184,886	98,246
	RingCentral, Inc., Class A1	2,996,270	85,244
	MongoDB, Inc., Class A1	288,708	77,209
	ANSYS, Inc.[1]	229,141	76,361
	NICE, Ltd. (ADR)[1]	540,743	75,261
	First Solar, Inc.[1]	540,205	73,565
	Seagate Technology Holdings PLC	622,865	63,476
	Fair Isaac Corp.[1]	31,492	59,405
	Arista Networks, Inc.[1]	515,977	48,012
	MKS Instruments, Inc.	485,523	44,581
	HubSpot, Inc.[1]	57,937	41,946
	Stripe, Inc., Class B1,2,3	1,153,942	38,917
	Coherent Corp.[1]	247,891	18,639
	ServiceTitan, Inc., Class A1	171,998	16,329
			72,294,685

Consumer discretionary 15.70%
	Amazon.com, Inc.[1]	58,587,355	12,436,924
	Tesla, Inc.[1]	20,240,190	5,929,971
	Royal Caribbean Cruises, Ltd.[4]	21,222,530	5,222,865
	Flutter Entertainment PLC[1]	6,987,050	1,960,496
	MercadoLibre, Inc.[1]	915,242	1,942,025
	DoorDash, Inc., Class A1	9,732,951	1,931,407

1	The Growth Fund of America

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Starbucks Corp.	16,249,163	$1,881,816
	Chipotle Mexican Grill, Inc.[1]	22,729,706	1,226,722
	Booking Holdings, Inc.	223,345	1,120,301
	Home Depot, Inc.	2,785,439	1,104,705
	Las Vegas Sands Corp.	21,351,980	954,647
	NIKE, Inc., Class B	11,806,321	937,776
	Floor & Decor Holdings, Inc., Class A1,4	9,339,300	902,457
	D.R. Horton, Inc.	6,710,578	850,968
	Hermès International	279,289	800,331
	NVR, Inc.[1]	105,452	764,061
	Airbnb, Inc., Class A1	4,826,342	670,234
	Burlington Stores, Inc.[1]	2,622,829	653,950
	Hilton Worldwide Holdings, Inc.	2,443,030	647,305
	LVMH Moët Hennessy-Louis Vuitton SE	791,356	574,985
	Tractor Supply Co.	9,957,806	551,165
	General Motors Co.	11,144,746	547,541
	Caesars Entertainment, Inc.[1,4]	12,848,273	426,820
	Wayfair, Inc., Class A1	7,659,796	302,945
	lululemon athletica, Inc.[1]	764,331	279,447
	Lennar Corp., Class A	2,150,508	257,265
	Norwegian Cruise Line Holdings, Ltd.[1]	10,430,642	236,984
	TJX Companies, Inc. (The)	1,878,870	234,408
	Viking Holdings, Ltd.[1]	3,683,394	177,171
	Polaris, Inc.[4]	3,841,004	172,538
	Duolingo, Inc., Class A1	511,117	159,504
	DraftKings, Inc., Class A1	3,440,486	150,900
	Toll Brothers, Inc.	1,298,047	144,914
	Ferrari NV (EUR denominated)	297,412	138,767
	Aramark	2,910,132	107,820
	Rivian Automotive, Inc., Class A1,5	7,882,814	93,333
	Marriott International, Inc., Class A	304,513	85,401
	McDonald’s Corp.	257,918	79,524
	YUM! Brands, Inc.	476,226	74,467
	TopBuild Corp.[1]	220,441	67,541
	Service Corp. International	759,763	61,541
			46,863,942

Health care 13.96%
	Eli Lilly and Co.	9,901,146	9,115,292
	Vertex Pharmaceuticals, Inc.[1]	11,347,973	5,444,644
	UnitedHealth Group, Inc.	7,429,708	3,528,814
	Intuitive Surgical, Inc.[1]	4,760,801	2,728,653
	Alnylam Pharmaceuticals, Inc.[1,4]	10,189,088	2,514,157
	Novo Nordisk AS, Class B	24,197,443	2,193,568
	Thermo Fisher Scientific, Inc.	3,959,613	2,094,477
	Boston Scientific Corp.[1]	18,097,595	1,878,349
	Regeneron Pharmaceuticals, Inc.	2,021,826	1,412,731
	GE HealthCare Technologies, Inc.	13,601,333	1,188,076
	Abbott Laboratories	6,716,834	926,990
	HCA Healthcare, Inc.	2,527,226	774,089
	Stryker Corp.	1,999,809	772,306
	Amgen, Inc.	2,335,918	719,603
	Illumina, Inc.[1]	7,164,054	635,738
	BioMarin Pharmaceutical, Inc.[1]	8,285,924	589,626
	Exact Sciences Corp.[1,4]	9,642,071	457,131
	Molina Healthcare, Inc.[1]	1,317,427	396,704
	Zoetis, Inc., Class A	2,284,770	382,105
	Insmed, Inc.[1]	4,542,639	370,452
	Sarepta Therapeutics, Inc.[1]	3,152,429	336,522
	EssilorLuxottica SA	994,122	295,533
	Danaher Corp.	1,243,989	258,451
	Centene Corp.[1]	4,001,089	232,703
	AbbVie, Inc.	1,055,975	220,730
	Merck & Co., Inc.	2,387,326	220,231
	Insulet Corp.[1]	657,602	179,045
	Ascendis Pharma AS (ADR)[1]	1,062,970	166,440
	Johnson & Johnson	991,044	163,542
	Mettler-Toledo International, Inc.[1]	124,197	158,068

The Growth Fund of America	2

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Masimo Corp.[1]	808,029	$152,532
	Vaxcyte, Inc.[1]	1,909,263	139,414
	Align Technology, Inc.[1]	738,896	138,196
	Veeva Systems, Inc., Class A1	545,800	122,336
	CVS Health Corp.	1,668,254	109,638
	DexCom, Inc.[1]	1,230,769	108,763
	IQVIA Holdings, Inc.[1]	474,018	89,495
	Ionis Pharmaceuticals, Inc.[1]	2,402,957	79,754
	Daiichi Sankyo Co., Ltd.	3,099,300	71,350
	Guardant Health, Inc.[1]	1,660,660	70,661
	Verily Life Sciences, LLC[1,2,3]	673,374	70,327
	NovoCure, Ltd.[1]	3,299,722	62,926
	CRISPR Therapeutics AG1,5	958,186	42,084
	QIAGEN NV1	985,951	37,861
	Biohaven, Ltd.[1]	271,331	10,088
	agilon health, Inc.[1]	1,638,082	5,111
			41,665,306

Communication services 13.93%
	Meta Platforms, Inc., Class A	26,760,321	17,881,246
	Alphabet, Inc., Class C	37,502,339	6,458,653
	Alphabet, Inc., Class A	31,071,417	5,290,841
	Netflix, Inc.[1]	7,320,676	7,178,362
	Charter Communications, Inc., Class A1	4,830,349	1,756,170
	Snap, Inc., Class A, nonvoting shares[1]	88,721,430	909,395
	Take-Two Interactive Software, Inc.[1]	2,976,076	630,869
	Verizon Communications, Inc.	9,762,482	420,763
	Live Nation Entertainment, Inc.[1]	2,612,370	374,509
	T-Mobile US, Inc.	965,135	260,287
	Comcast Corp., Class A	6,894,784	247,385
	Spotify Technology SA1	138,142	83,992
	Epic Games, Inc.[1,2,3]	84,249	52,817
	Frontier Communications Parent, Inc.[1]	1,186,923	42,717
			41,588,006

Industrials 11.95%
	Uber Technologies, Inc.[1]	74,187,140	5,638,964
	Boeing Co. (The)[1]	25,846,834	4,513,633
	TransDigm Group, Inc.	2,692,960	3,681,815
	General Electric Co.	13,570,788	2,808,882
	GE Vernova, Inc.	5,702,418	1,911,336
	Ingersoll-Rand, Inc.	15,130,170	1,282,736
	Caterpillar, Inc.	3,587,569	1,233,944
	United Airlines Holdings, Inc.[1]	13,112,301	1,230,065
	Republic Services, Inc.	4,469,047	1,059,253
	Carrier Global Corp.	15,054,739	975,547
	XPO, Inc.[1,4]	7,651,376	940,813
	Airbus SE, non-registered shares	5,336,278	926,658
	Safran SA	3,153,957	834,663
	United Rentals, Inc.	1,289,572	828,318
	Delta Air Lines, Inc.	13,314,014	800,438
	Axon Enterprise, Inc.[1]	1,342,573	709,483
	Recruit Holdings Co., Ltd.	9,638,000	571,508
	HEICO Corp.	1,781,663	471,571
	HEICO Corp., Class A	303,392	64,671
	FTAI Aviation, Ltd.	3,717,855	478,525
	Quanta Services, Inc.	1,795,122	466,067
	Dayforce, Inc.[1]	6,808,160	422,038
	Old Dominion Freight Line, Inc.	1,832,237	323,390
	Equifax, Inc.	1,306,658	320,393
	Automatic Data Processing, Inc.	949,161	299,157
	Ryanair Holdings PLC (ADR)	5,562,991	269,972
	Ryanair Holdings PLC	315,525	6,912
	Union Pacific Corp.	1,122,285	276,856
	Waste Management, Inc.	1,145,128	266,563
	Eaton Corp. PLC	811,858	238,134
	Lockheed Martin Corp.	465,271	209,544
	Copart, Inc.[1]	3,804,527	208,488

3	The Growth Fund of America

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Saia, Inc.[1]	401,146	$164,245
	Honeywell International, Inc.	665,996	141,784
	GFL Environmental, Inc., subordinate voting shares	3,107,769	140,347
	RTX Corp.	1,045,101	138,988
	Bombardier, Inc., Class B1	2,368,659	136,954
	Generac Holdings, Inc.[1]	941,958	128,248
	Lennox International, Inc.	210,857	126,736
	FedEx Corp.	469,708	123,486
	APi Group Corp.[1]	2,817,492	110,643
	Willscot Holdings Corp., Class A	3,029,814	99,832
	Tetra Tech, Inc.	1,649,287	48,143
	Comfort Systems USA, Inc.	71,672	26,041
	Einride AB1,2,3	267,404	2,447
			35,658,231

Financials 9.84%
	Mastercard, Inc., Class A	7,350,339	4,236,074
	Visa, Inc., Class A	8,527,341	3,092,952
	KKR & Co., Inc.	16,395,970	2,223,130
	Progressive Corp.	7,564,645	2,133,230
	Affirm Holdings, Inc., Class A1	23,569,909	1,512,010
	Wells Fargo & Co.	14,129,447	1,106,618
	BlackRock, Inc.	1,084,507	1,060,409
	Apollo Asset Management, Inc.	6,578,429	981,962
	Bank of America Corp.	20,178,891	930,247
	Toast, Inc., Class A1	23,721,688	915,657
	Blackstone, Inc.	4,595,866	740,670
	PayPal Holdings, Inc.[1]	10,338,555	734,554
	Goldman Sachs Group, Inc.	1,170,888	728,632
	Fannie Mae[1,5]	100,760,835	644,869
	Discover Financial Services	3,293,952	642,946
	Brookfield Corp., Class A	10,053,766	582,515
	Blue Owl Capital, Inc., Class A	25,827,481	556,066
	JPMorgan Chase & Co.	2,085,675	551,974
	Ares Management Corp., Class A	2,920,364	499,207
	Morgan Stanley	3,694,667	491,797
	Marsh & McLennan Companies, Inc.	1,977,565	470,344
	Ryan Specialty Holdings, Inc., Class A	6,243,914	437,012
	Citigroup, Inc.	5,227,834	417,965
	Truist Financial Corp.	7,512,159	348,189
	UBS Group AG	9,269,428	318,871
	AIA Group, Ltd.	39,858,286	305,288
	First Citizens BancShares, Inc., Class A	141,342	289,477
	American Express Co.	918,217	276,347
	Federal Home Loan Mortgage Corp.[1,5]	50,137,541	275,255
	Berkshire Hathaway, Inc., Class B1	497,422	255,590
	Nu Holdings, Ltd., Class A1	21,108,534	226,917
	Fiserv, Inc.[1]	893,710	210,638
	Block, Inc., Class A1	3,219,782	210,252
	PNC Financial Services Group, Inc.	1,000,000	191,920
	Intercontinental Exchange, Inc.	970,360	168,095
	Tradeweb Markets, Inc., Class A	1,024,689	138,712
	MSCI, Inc.	202,179	119,389
	Arch Capital Group, Ltd.	1,085,526	100,856
	T. Rowe Price Group, Inc.	908,153	96,010
	Trupanion, Inc.[1]	1,977,307	68,296
	S&P Global, Inc.	127,502	68,053
			29,358,995

Consumer staples 1.96%
	Philip Morris International, Inc.	12,918,820	2,006,034
	Costco Wholesale Corp.	1,584,413	1,661,431
	Performance Food Group Co.[1]	3,840,249	326,959
	L’Oréal SA, bonus shares (2027)	423,601	155,094
	L’Oréal SA, bonus shares (2026)	230,933	84,552
	L’Oréal SA, non-registered shares	219,262	80,279
	PepsiCo, Inc.	1,894,631	290,769
	Constellation Brands, Inc., Class A	1,100,000	193,050

The Growth Fund of America	4

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Avenue Supermarts, Ltd.[1]	4,791,549	$186,238
	Walmart, Inc.	1,847,031	182,136
	Procter & Gamble Co.	921,884	160,260
	Coca-Cola Co.	1,901,691	135,420
	Dollar Tree Stores, Inc.[1]	1,814,792	132,226
	Keurig Dr Pepper, Inc.	3,111,816	104,308
	Estée Lauder Companies, Inc. (The), Class A	975,954	70,181
	Target Corp.	368,094	45,732
	Celsius Holdings, Inc.[1]	1,409,307	36,205
			5,850,874

Energy 1.76%
	EOG Resources, Inc.	11,504,912	1,460,433
	Exxon Mobil Corp.	6,881,243	766,089
	Schlumberger NV	16,832,265	701,232
	Halliburton Co.	20,161,305	531,654
	Cenovus Energy, Inc.	18,689,937	258,669
	Cenovus Energy, Inc. (CAD denominated)	12,643,354	174,870
	ConocoPhillips	3,338,914	331,053
	Cheniere Energy, Inc.	1,319,089	301,491
	Chevron Corp.	1,877,327	297,782
	Canadian Natural Resources, Ltd. (CAD denominated)	8,565,410	241,850
	EQT Corp.	2,820,543	135,866
	Weatherford International	1,110,909	68,776
			5,269,765

Materials 1.52%
	Sherwin-Williams Co.	2,864,643	1,037,774
	Linde PLC	2,075,983	969,588
	Steel Dynamics, Inc.	3,530,387	476,849
	ATI, Inc.[1]	5,988,817	348,310
	Air Products and Chemicals, Inc.	1,076,236	340,252
	Wheaton Precious Metals Corp.	4,675,948	322,266
	Albemarle Corp.	3,996,469	307,848
	Sika AG	1,128,615	287,342
	Freeport-McMoRan, Inc.	6,053,685	223,442
	Barrick Gold Corp.	7,070,893	125,508
	Celanese Corp.	1,234,531	62,887
	Shin-Etsu Chemical Co., Ltd.	1,124,000	33,936
			4,536,002

Real estate 0.44%
	Zillow Group, Inc., Class C, nonvoting shares[1]	6,006,259	460,440
	CoStar Group, Inc.[1]	5,606,824	427,520
	American Tower Corp. REIT	1,398,664	287,593
	Equinix, Inc. REIT	82,773	74,878
	Crown Castle, Inc. REIT	379,393	35,701
	Millrose Properties, Inc., Class A, REIT[1]	1,076,204	24,602
			1,310,734

Utilities 0.42%
	Constellation Energy Corp.	5,031,350	1,260,580
	Total common stocks (cost: $127,911,506,000)		285,657,120
Preferred securities 0.86%
Financials 0.62%
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,5]	74,893,362	864,719
	Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]	6,954,484	74,204
	Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]	1,739,366	34,831
	Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]	837,675	8,293
	Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 5.615% noncumulative preferred shares[1,6,7]	190,000	1,746

5	The Growth Fund of America

Preferred securities (continued)		Shares	Value (000)
Financials (continued)
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,5]	75,908,769	$853,974
	Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]	239,000	2,187
	Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares[1]	212,500	2,010
			1,841,964

Information technology 0.20%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	7,098,300	239,390
	Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2,3]	604,130	20,374
	Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2,3]	396,250	13,364
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	376,444	12,696
	Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2,3]	214,287	7,227
	Databricks, Inc., Series J, preferred shares[1,2,3]	2,241,043	207,297
	Chime Financial, Inc., Series G, preferred shares[1,2,3]	1,433,730	50,123
	PsiQuantum Corp., Series D, preferred shares[1,2,3]	613,889	24,009
	Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	3,800,381	22,916
			597,396

Consumer discretionary 0.04%
	Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,2,3]	1,164,589	106,723
	Waymo, LLC, Series B-2, noncumulative preferred shares[1,2,3]	163,537	14,986
			121,709

Industrials 0.00%
	Einride AB, Series C, preferred shares[1,2,3]	375,684	3,437
	Total preferred securities (cost: $1,746,118,000)		2,564,506
Rights & warrants 0.06%
Information technology 0.06%
	Openai Global, LLC, rights[1,2,3]	177,682,110	177,682
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	180,549	— [8]
	Total rights & warrants (cost: $177,682,000)		177,682
Convertible stocks 0.00%
Industrials 0.00%
	ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	3,616,767	2,528
	ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	644,229	450
	Total convertible stocks (cost: $45,346,000)		2,978
Convertible bonds & notes 0.02%		Principal amount (000)
Information technology 0.02%
	Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	USD104,131	40,403
	Total convertible bonds & notes (cost: $49,709,000)		40,403

Short-term securities 3.27%		Shares
Money market investments 3.24%
	Capital Group Central Cash Fund 4.37%[4,9]	96,813,776	9,683,314

The Growth Fund of America	6

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.37%[4,9,10]	571,790	$57,190
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.28%[9,10]	25,298,349	25,298
		82,488
Total short-term securities (cost: $9,764,363,000)		9,765,802
Total investment securities 99.91% (cost: $139,694,724,000)		298,208,491
Other assets less liabilities 0.09%		271,278
Net assets 100.00%		$298,479,769
Investments in affiliates4

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Common stocks 3.57%
Information technology 0.00%
Wolfspeed, Inc. [1,11]	$69,800	$—	$56,994	$(494,283)	$481,477	$—	$—
Consumer discretionary 2.25%
Royal Caribbean Cruises, Ltd.	3,884,211	27,627	602,241	435,381	1,477,887	5,222,865	21,680
Floor & Decor Holdings, Inc., Class A1	480,208	550,252	20,891	(3,134)	(103,978)	902,457	—
Caesars Entertainment, Inc.[1]	465,216	20,031	409	(42)	(57,976)	426,820	—
Polaris, Inc.	325,428	—	161	(169)	(152,560)	172,538	5,075
Mattel, Inc.[1,11]	326,908	—	315,898	78,535	(89,545)	—	—
						6,724,680
Health care 1.00%
Alnylam Pharmaceuticals, Inc. [1]	2,786,990	205,699	315,091	32,384	(195,825)	2,514,157	—
Exact Sciences Corp.[1]	524,164	60,649	477	126	(127,331)	457,131	—
						2,971,288
Industrials 0.32%
XPO, Inc. [1]	637,967	254,695	904	446	48,609	940,813	—
Financials 0.00%
Essent Group, Ltd. [11]	350,172	—	315,312	63,606	(98,466)	—	185
Consumer staples 0.00%
Fever-Tree Drinks PLC [11]	82,520	—	66,203	(93,219)	76,902	—	332
Energy 0.00%
Weatherford International [12]	130,256	297,211	248,239	(51,766)	(58,686)	—	1,458
Materials 0.00%
Celanese Corp. [12]	900,781	—	434,657	(230,521)	(172,716)	—	4,865
Total common stocks						10,636,781
Convertible stocks 0.00%
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares [2,3,12]	—	6,180	—	—	(3,652)	—	—
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3,12]	—	39,166	—	—	(38,716)	—	—
						—
Short-term securities 3.26%
Money market investments 3.24%
Capital Group Central Cash Fund 4.37% [9]	9,837,268	20,300,410	20,453,980	1,555	(1,939)	9,683,314	223,053

7	The Growth Fund of America

Investments in affiliates4 (continued)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.37% [9,10]	$180,041		$122,851 [13]			$57,190	$— [14]
Total short-term securities						9,740,504
Total 6.83%				$(261,101)	$983,485	$20,377,285	$256,648
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$142,918	$239,390	.08%
Stripe, Inc., Class B1,2	5/6/2021-8/24/2023	45,738	38,917.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,2]	8/24/2023	13,012	20,374.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,2]	9/29/2023	8,909	13,364.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	15,105	12,696	.00 [15]
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,2]	8/24/2023	4,615	7,227	.00 [15]
Databricks, Inc., Series J, preferred shares[1,2]	12/17/2024	207,296	207,297.07
Openai Global, LLC, rights[1,2]	9/30/2024	177,682	177,682.06
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,2]	5/1/2020	100,000	106,723.04
Waymo, LLC, Series B-2, noncumulative preferred shares[1,2]	6/11/2021	15,000	14,986	.00 [15]
Verily Life Sciences, LLC[1,2]	12/21/2018	83,000	70,327.02
Epic Games, Inc.[1,2]	3/29/2021	74,560	52,817.02
Chime Financial, Inc., Series G, preferred shares[1,2]	8/24/2021	99,027	50,123.02
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	16,100	24,009.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	65,065	22,916.01
Einride AB, Series C, preferred shares[1,2]	11/23/2022-5/3/2024	12,773	3,437	.00 [15]
Einride AB1,2	2/1/2023	9,092	2,447	.00 [15]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2]	12/14/2023	6,180	2,528	.00 [15]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2]	10/22/2021	39,166	450	.00 [15]
Total		$1,135,238	$1,067,710	.36%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,067,710,000, which represented .36% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]
All or a portion of this security was on loan. The total value of all such securities was $89,418,000, which represented .03% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 2/28/2025.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Affiliated issuer during the reporting period but no longer held at 2/28/2025.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 2/28/2025. Refer to the investment portfolio for the security value at 2/28/2025.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[15]	Amount less than .01%.

The Growth Fund of America	8

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

9	The Growth Fund of America

Financial statements
Statement of assets and liabilities at February 28, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $89,418 of investment securities on loan):
Unaffiliated issuers (cost: $123,889,863)	$277,831,206
Affiliated issuers (cost: $15,804,861)	20,377,285	$298,208,491
Cash		654
Cash denominated in currencies other than U.S. dollars (cost: $3)		3
Cash collateral received for securities on loan		9,166
Receivables for:
Sales of investments	754,412
Sales of fund’s shares	193,398
Dividends and interest	155,364
Securities lending income	23
Other	2	1,103,199
		299,321,513
Liabilities:
Collateral for securities on loan		91,654
Payables for:
Purchases of investments	406,313
Repurchases of fund’s shares	217,303
Investment advisory services	60,010
Services provided by related parties	54,407
Trustees’ deferred compensation	8,750
Other	3,307	750,090
Net assets at February 28, 2025		$298,479,769
Net assets consist of:
Capital paid in on shares of beneficial interest		$125,087,783
Total distributable earnings (accumulated loss)		173,391,986
Net assets at February 28, 2025		$298,479,769

Refer to the notes to financial statements.

The Growth Fund of America	10

Financial statements (continued)
Statement of assets and liabilities at February 28, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,983,840 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$151,673,207	2,012,712	$75.36
Class C	3,838,796	59,561	64.45
Class T	17	— *	75.27
Class F-1	6,485,478	86,883	74.65
Class F-2	40,928,157	545,070	75.09
Class F-3	14,436,480	191,462	75.40
Class 529-A	15,286,595	206,479	74.03
Class 529-C	335,304	5,195	64.55
Class 529-E	409,646	5,638	72.66
Class 529-T	30	— *	75.26
Class 529-F-1	17	— *	73.76
Class 529-F-2	1,505,383	20,011	75.23
Class 529-F-3	271	4	75.12
Class R-1	322,616	4,886	66.03
Class R-2	2,385,598	35,536	67.13
Class R-2E	280,090	3,877	72.24
Class R-3	5,125,214	70,385	72.82
Class R-4	5,097,390	68,514	74.40
Class R-5E	1,282,371	17,248	74.35
Class R-5	2,812,383	37,326	75.35
Class R-6	46,274,726	613,053	75.48
*
Amount less than one thousand.
Refer to the notes to financial statements.

11	The Growth Fund of America

Financial statements (continued)
Statement of operations for the six months ended February 28, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,900; also includes $256,648 from affiliates)	$1,251,092
Interest from unaffiliated issuers	6,871
Securities lending income (net of fees)	250	$1,258,213
Fees and expenses*:
Investment advisory services	376,996
Distribution services	262,995
Transfer agent services	94,930
Administrative services	44,638
529 plan services	4,695
Reports to shareholders	2,226
Registration statement and prospectus	1,457
Trustees’ compensation	1,391
Auditing and legal	116
Custodian	1,970
Other	137	791,551
Net investment income		466,662
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	21,390,157
Affiliated issuers	(261,101)
In-kind redemptions	197,610
Currency transactions	245	21,326,911
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,557,780
Affiliated issuers	983,485
Currency translations	(401)	3,540,864
Net realized gain (loss) and unrealized appreciation (depreciation)		24,867,775
Net increase (decrease) in net assets resulting from operations		$25,334,437
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Growth Fund of America	12

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2025*	2024

Operations:
Net investment income	$466,662	$1,201,093
Net realized gain (loss)	21,326,911	20,665,695
Net unrealized appreciation (depreciation)	3,540,864	46,244,509
Net increase (decrease) in net assets resulting from operations	25,334,437	68,111,297
Distributions paid to shareholders	(25,096,255)	(17,584,352)
Net capital share transactions	13,406,819	(1,018,212)
Total increase (decrease) in net assets	13,645,001	49,508,733
Net assets:
Beginning of period	284,834,768	235,326,035
End of period	$298,479,769	$284,834,768
*
Unaudited.
Refer to the notes to financial statements.

13	The Growth Fund of America

Notes to financial statementsunaudited
1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

The Growth Fund of America	14

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

15	The Growth Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$65,543,577	$6,712,191	$38,917	$72,294,685
Consumer discretionary	45,349,859	1,514,083	—	46,863,942
Health care	39,034,528	2,560,451	70,327	41,665,306
Communication services	41,535,189	—	52,817	41,588,006
Industrials	33,316,043	2,339,741	2,447	35,658,231
Financials	28,734,836	624,159	—	29,358,995
Consumer staples	5,344,711	506,163	—	5,850,874
Energy	5,269,765	—	—	5,269,765
Materials	4,214,724	321,278	—	4,536,002
Real estate	1,310,734	—	—	1,310,734
Utilities	1,260,580	—	—	1,260,580
Preferred securities	1,841,964	—	722,542	2,564,506
Rights & warrants	—	—	177,682	177,682
Convertible stocks	—	—	2,978	2,978
Convertible bonds & notes	—	40,403	—	40,403
Short-term securities	9,765,802	—	—	9,765,802
Total	$282,522,312	$14,618,469	$1,067,710	$298,208,491

The Growth Fund of America	16

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

17	The Growth Fund of America

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of February 28, 2025, the total value of securities on loan was $89,418,000, and the total value of collateral received was $91,654,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended February 28, 2025, the fund recognized $5,718,000 in EU reclaims (net of $221,000 in fees and the effect of realized gain or loss from currency translations) and $2,459,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Growth Fund of America	18

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,049,937
Undistributed long-term capital gains	17,508,725
As of February 28, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$161,234,308
Gross unrealized depreciation on investments	(3,237,839)
Net unrealized appreciation (depreciation) on investments	157,996,469
Cost of investments	140,212,022
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended February 28, 2025			Year ended August 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$582,012	$11,979,977	$12,561,989	$683,157	$7,940,924	$8,624,081
Class C	—	353,728	353,728	—	249,484	249,484
Class T	— *	1	1	— *	1	1
Class F-1	21,952	524,777	546,729	29,257	370,402	399,659
Class F-2	238,385	3,253,062	3,491,447	253,465	2,156,455	2,409,920
Class F-3	97,838	1,145,739	1,243,577	96,454	733,988	830,442
Class 529-A	55,220	1,222,927	1,278,147	66,100	811,383	877,483
Class 529-C	—	31,186	31,186	—	23,919	23,919
Class 529-E	534	33,665	34,199	1,154	23,521	24,675
Class 529-T	— *	2	2	— *	1	1
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	8,466	114,147	122,613	7,997	66,449	74,446
Class 529-F-3	1	17	18	— *	2	2
Class R-1	—	29,340	29,340	—	20,837	20,837
Class R-2	—	211,545	211,545	—	144,914	144,914
Class R-2E	—	23,197	23,197	408	15,372	15,780
Class R-3	4,184	422,357	426,541	12,906	297,617	310,523
Class R-4	18,019	413,798	431,817	22,522	295,691	318,213
Class R-5E	6,532	100,313	106,845	8,961	80,465	89,426
Class R-5	17,434	220,636	238,070	20,366	160,135	180,501
Class R-6	311,284	3,653,979	3,965,263	347,025	2,643,019	2,990,044
Total	$1,361,861	$23,734,394	$25,096,255	$1,549,772	$16,034,580	$17,584,352
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $341 billion. For the six months ended February 28, 2025, the investment advisory services fees were $376,996,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.

19	The Growth Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2025, the 529 plan services fees were $4,695,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

The Growth Fund of America	20

For the six months ended February 28, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$185,114	$49,831	$22,609	Not applicable
Class C	19,374	1,278	581	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	8,090	3,828	982	Not applicable
Class F-2	Not applicable	21,753	6,103	Not applicable
Class F-3	Not applicable	93	2,153	Not applicable
Class 529-A	16,906	4,645	2,272	$4,101
Class 529-C	1,709	108	52	94
Class 529-E	1,019	83	62	112
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	317	215	388
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,635	151	49	Not applicable
Class R-2	8,964	4,114	359	Not applicable
Class R-2E	835	279	42	Not applicable
Class R-3	12,897	3,840	775	Not applicable
Class R-4	6,452	2,591	775	Not applicable
Class R-5E	Not applicable	993	194	Not applicable
Class R-5	Not applicable	722	426	Not applicable
Class R-6	Not applicable	304	6,989	Not applicable

Total class-specific expenses	$262,995	$94,930	$44,638	$4,695
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,391,000 in the fund’s statement of operations reflects $435,000 in current fees (either paid in cash or deferred) and a net increase of $956,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,932,507,000 and $2,917,270,000, respectively, which generated $778,179,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2025.

21	The Growth Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2025
Class A	$4,583,061	58,565	$12,369,409	165,190	$(9,252,201)	(118,907)	$7,700,269	104,848
Class C	304,473	4,524	352,740	5,499	(529,584)	(7,860)	127,629	2,163
Class T	—	—	—	—	—	—	—	—
Class F-1	96,956	1,246	540,727	7,290	(485,604)	(6,306)	152,079	2,230
Class F-2	3,242,336	41,602	3,391,305	45,472	(4,481,440)	(57,808)	2,152,201	29,266
Class F-3	1,319,864	16,852	1,215,723	16,235	(1,629,394)	(20,903)	906,193	12,184
Class 529-A	773,616	10,063	1,277,720	17,367	(1,142,143)	(14,900)	909,193	12,530
Class 529-C	41,281	613	31,180	486	(77,941)	(1,152)	(5,480)	(53)
Class 529-E	19,428	257	34,191	474	(45,690)	(600)	7,929	131
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	177,064	2,265	122,528	1,640	(106,431)	(1,367)	193,161	2,538
Class 529-F-3	174	2	19	— †	(119)	(1)	74	1
Class R-1	24,063	349	29,334	446	(49,425)	(716)	3,972	79
Class R-2	201,614	2,881	211,391	3,164	(315,980)	(4,545)	97,025	1,500
Class R-2E	23,875	318	23,197	323	(29,296)	(392)	17,776	249
Class R-3	371,616	4,930	425,472	5,877	(675,670)	(8,976)	121,418	1,831
Class R-4	300,641	3,905	431,449	5,836	(646,285)	(8,403)	85,805	1,338
Class R-5E	138,451	1,804	106,807	1,446	(349,236)	(4,517)	(103,978)	(1,267)
Class R-5	161,736	2,066	237,383	3,172	(387,440)	(4,906)	11,679	332
Class R-6	2,144,444	27,625	3,944,323	52,619	(5,058,896)	(64,457)	1,029,871	15,787
Total net increase (decrease)	$13,924,693	179,867	$24,744,901	332,536	$(25,262,775)	(326,716)	$13,406,819	185,687
Refer to the end of the table for footnotes.

The Growth Fund of America	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$7,574,584	112,787	$8,492,324	136,467	$(14,063,129)	(209,455)	$2,003,779	39,799
Class C	513,180	8,773	248,697	4,588	(964,227)	(16,485)	(202,350)	(3,124)
Class T	—	—	—	—	—	—	—	—
Class F-1	157,402	2,365	395,444	6,409	(932,538)	(14,206)	(379,692)	(5,432)
Class F-2	6,203,949	92,924	2,341,056	37,759	(7,713,236)	(114,954)	831,769	15,729
Class F-3	2,109,975	31,288	814,669	13,096	(2,570,099)	(38,487)	354,545	5,897
Class 529-A	1,249,932	18,874	877,113	14,322	(1,989,733)	(29,865)	137,312	3,331
Class 529-C	71,844	1,232	23,914	440	(138,681)	(2,362)	(42,923)	(690)
Class 529-E	33,603	518	24,672	410	(64,453)	(985)	(6,178)	(57)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	242,948	3,603	74,427	1,198	(164,806)	(2,418)	152,569	2,383
Class 529-F-3	147	2	3	— †	—	—	150	2
Class R-1	41,135	691	20,789	375	(77,173)	(1,288)	(15,249)	(222)
Class R-2	350,154	5,787	144,778	2,573	(528,285)	(8,724)	(33,353)	(364)
Class R-2E	50,167	785	15,780	263	(63,954)	(995)	1,993	53
Class R-3	618,890	9,525	309,549	5,128	(1,134,684)	(17,476)	(206,245)	(2,823)
Class R-4	525,539	7,912	317,919	5,169	(1,104,247)	(16,549)	(260,789)	(3,468)
Class R-5E	291,639	4,326	89,409	1,455	(427,115)	(6,266)	(46,067)	(485)
Class R-5	334,223	5,015	179,859	2,893	(637,948)	(9,493)	(123,866)	(1,585)
Class R-6	3,370,256	50,205	2,977,264	47,812	(9,531,140)	(144,086)	(3,183,620)	(46,069)
Total net increase (decrease)	$23,739,567	356,612	$17,347,669	280,357	$(42,105,448)	(634,094)	$(1,018,212)	2,875
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $54,679,810,000 and $65,952,496,000, respectively, during the six months ended February 28, 2025.

23	The Growth Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2025[5,6]	$75.37	$.09	$6.59	$6.68	$(.31 )	$(6.38)	$(6.69)	$75.36	8.93%[7]	$151,673	.60%[8]	.60%[8]	.24%[8]
8/31/2024	62.30	.27	17.47	17.74	(.37 )	(4.30)	(4.67)	75.37	30.05	143,793.61		.61	.39
8/31/2023	55.10	.34	8.87	9.21	(.17 )	(1.84)	(2.01)	62.30	17.60	116,384.63		.63	.61
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06 )	(6.01)	(6.07)	55.10	(23.78)	104,664.60		.60	.23
8/31/2021	63.18	.05	18.10	18.15	(.17 )	(2.74)	(2.91)	78.42	29.49	144,012.61		.61	.07
8/31/2020	49.39	.22	17.23	17.45	(.38 )	(3.28)	(3.66)	63.18	37.07	114,585.64		.64	.42
Class C:
2/28/2025[5,6]	65.30	(.17 )	5.70	5.53	—	(6.38)	(6.38)	64.45	8.52 [7]	3,839	1.35 [8]	1.35 [8]	(.51 )[8]
8/31/2024	54.60	(.21 )	15.21	15.00	—	(4.30)	(4.30)	65.30	29.09	3,748	1.36	1.36	(.35 )
8/31/2023	48.73	(.07 )	7.78	7.71	—	(1.84)	(1.84)	54.60	16.72	3,305	1.38	1.38	(.14 )
8/31/2022	70.50	(.32 )	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252	1.36	1.36	(.53 )
8/31/2021	57.32	(.42 )	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852	1.35	1.35	(.68 )
8/31/2020	45.09	(.14 )	15.65	15.51	— [9]	(3.28)	(3.28)	57.32	36.07	4,153	1.38	1.38	(.30 )
Class T:
2/28/2025[5,6]	75.37	.19	6.59	6.78	(.50 )	(6.38)	(6.88)	75.27	9.07 [7,10]	— [11]	.35 [8,10]	.35 [8,10]	.50 [8,10]
8/31/2024	62.31	.44	17.46	17.90	(.54 )	(4.30)	(4.84)	75.37	30.39 [10]	— [11]	.35 [10]	.35 [10]	.66 [10]
8/31/2023	55.13	.49	8.85	9.34	(.32 )	(1.84)	(2.16)	62.31	17.92 [10]	— [11]	.36 [10]	.36 [10]	.88 [10]
8/31/2022	78.44	.31	(17.38)	(17.07)	(.23 )	(6.01)	(6.24)	55.13	(23.58)[10]	— [11]	.36 [10]	.36 [10]	.47 [10]
8/31/2021	63.19	.20	18.10	18.30	(.31 )	(2.74)	(3.05)	78.44	29.76 [10]	— [11]	.38 [10]	.38 [10]	.29 [10]
8/31/2020	49.39	.34	17.24	17.58	(.50 )	(3.28)	(3.78)	63.19	37.40 [10]	— [11]	.40 [10]	.40 [10]	.66 [10]
Class F-1:
2/28/2025[5,6]	74.69	.07	6.54	6.61	(.27 )	(6.38)	(6.65)	74.65	8.91 [7]	6,486	.65 [8]	.65 [8]	.19 [8]
8/31/2024	61.78	.23	17.32	17.55	(.34 )	(4.30)	(4.64)	74.69	29.98	6,323.66		.66	.35
8/31/2023	54.64	.32	8.79	9.11	(.13 )	(1.84)	(1.97)	61.78	17.57	5,566.66		.66	.58
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330.66		.66	.16
8/31/2021	62.70	.01	17.95	17.96	(.13 )	(2.74)	(2.87)	77.79	29.40	7,747.66		.66	.02
8/31/2020	49.02	.20	17.11	17.31	(.35 )	(3.28)	(3.63)	62.70	37.05	8,196.67		.67	.40
Class F-2:
2/28/2025[5,6]	75.19	.17	6.58	6.75	(.47 )	(6.38)	(6.85)	75.09	9.04 [7]	40,928	.40 [8]	.40 [8]	.45 [8]
8/31/2024	62.17	.41	17.42	17.83	(.51 )	(4.30)	(4.81)	75.19	30.32	38,785.40		.40	.61
8/31/2023	55.00	.46	8.84	9.30	(.29 )	(1.84)	(2.13)	62.17	17.87	31,088.41		.41	.84
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22 )	(6.01)	(6.23)	55.00	(23.62)	28,563.40		.40	.43
8/31/2021	63.07	.19	18.07	18.26	(.30 )	(2.74)	(3.04)	78.29	29.76	37,459.40		.40	.28
8/31/2020	49.30	.34	17.20	17.54	(.49 )	(3.28)	(3.77)	63.07	37.38	28,682.41		.41	.65
Class F-3:
2/28/2025[5,6]	75.51	.22	6.59	6.81	(.54 )	(6.38)	(6.92)	75.40	9.09 [7]	14,437	.29 [8]	.29 [8]	.56 [8]
8/31/2024	62.41	.48	17.49	17.97	(.57 )	(4.30)	(4.87)	75.51	30.46	13,538.29		.29	.71
8/31/2023	55.22	.52	8.87	9.39	(.36 )	(1.84)	(2.20)	62.41	17.99	10,820.30		.30	.94
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30 )	(6.01)	(6.31)	55.22	(23.53)	8,922.29		.29	.54
8/31/2021	63.28	.26	18.13	18.39	(.36 )	(2.74)	(3.10)	78.57	29.88	11,555.30		.30	.38
8/31/2020	49.45	.39	17.26	17.65	(.54 )	(3.28)	(3.82)	63.28	37.53	8,120.31		.31	.75
Class 529-A:
2/28/2025[5,6]	74.14	.08	6.48	6.56	(.29 )	(6.38)	(6.67)	74.03	8.92 [7]	15,287	.63 [8]	.63 [8]	.22 [8]
8/31/2024	61.36	.24	17.19	17.43	(.35 )	(4.30)	(4.65)	74.14	30.00	14,380.65		.65	.36
8/31/2023	54.31	.31	8.73	9.04	(.15 )	(1.84)	(1.99)	61.36	17.55	11,697.67		.67	.58
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04 )	(6.01)	(6.05)	54.31	(23.79)	10,549.64		.64	.20
8/31/2021	62.38	.02	17.87	17.89	(.16 )	(2.74)	(2.90)	77.37	29.45	14,481.64		.64	.03
8/31/2020	48.80	.20	17.01	17.21	(.35 )	(3.28)	(3.63)	62.38	37.01	11,695.68		.68	.38
Refer to the end of the table for footnotes.

The Growth Fund of America	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2025[5,6]	$65.40	$(.18 )	$5.71	$5.53	$—	$(6.38)	$(6.38)	$64.55	8.51%[7]	$335	1.39%[8]	1.39%[8]	(.54 )%[8]
8/31/2024	54.70	(.23 )	15.23	15.00	—	(4.30)	(4.30)	65.40	29.03	343	1.40	1.40	(.39 )
8/31/2023	48.85	(.10 )	7.79	7.69	—	(1.84)	(1.84)	54.70	16.64	325	1.44	1.44	(.20 )
8/31/2022	70.68	(.35 )	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)	340	1.41	1.41	(.59 )
8/31/2021	57.48	(.44 )	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49	561	1.38	1.38	(.71 )
8/31/2020	45.23	(.15 )	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98	544	1.42	1.42	(.31 )
Class 529-E:
2/28/2025[5,6]	72.80	(.01 )	6.35	6.34	(.10 )	(6.38)	(6.48)	72.66	8.76 [7]	410	.87 [8]	.87 [8]	(.03 )[8]
8/31/2024	60.33	.08	16.90	16.98	(.21 )	(4.30)	(4.51)	72.80	29.72	401.88		.88	.12
8/31/2023	53.41	.18	8.59	8.77	(.01 )	(1.84)	(1.85)	60.33	17.26	335.91		.91	.33
8/31/2022	76.33	(.04 )	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)	311.88		.88	(.05 )
8/31/2021	61.59	(.14 )	17.64	17.50	(.02 )	(2.74)	(2.76)	76.33	29.14	447.88		.88	(.21 )
8/31/2020	48.22	.08	16.80	16.88	(.23 )	(3.28)	(3.51)	61.59	36.70	372.90		.90	.16
Class 529-T:
2/28/2025[5,6]	75.34	.17	6.59	6.76	(.46 )	(6.38)	(6.84)	75.26	9.03 [7,10]	— [11]	.40 [8,10]	.40 [8,10]	.44 [8,10]
8/31/2024	62.29	.39	17.46	17.85	(.50 )	(4.30)	(4.80)	75.34	30.30 [10]	— [11]	.42 [10]	.42 [10]	.59 [10]
8/31/2023	55.10	.46	8.86	9.32	(.29 )	(1.84)	(2.13)	62.29	17.87 [10]	— [11]	.41 [10]	.41 [10]	.83 [10]
8/31/2022	78.41	.28	(17.39)	(17.11)	(.19 )	(6.01)	(6.20)	55.10	(23.64)[10]	— [11]	.41 [10]	.41 [10]	.42 [10]
8/31/2021	63.17	.16	18.10	18.26	(.28 )	(2.74)	(3.02)	78.41	29.71 [10]	— [11]	.44 [10]	.44 [10]	.24 [10]
8/31/2020	49.38	.32	17.23	17.55	(.48 )	(3.28)	(3.76)	63.17	37.33 [10]	— [11]	.44 [10]	.44 [10]	.62 [10]
Class 529-F-1:
2/28/2025[5,6]	73.97	.15	6.46	6.61	(.44 )	(6.38)	(6.82)	73.76	9.00 [7,10]	— [11]	.46 [8,10]	.46 [8,10]	.38 [8,10]
8/31/2024	61.23	.38	17.14	17.52	(.48 )	(4.30)	(4.78)	73.97	30.28 [10]	— [11]	.43 [10]	.43 [10]	.57 [10]
8/31/2023	54.19	.42	8.71	9.13	(.25 )	(1.84)	(2.09)	61.23	17.80 [10]	— [11]	.46 [10]	.46 [10]	.77 [10]
8/31/2022	77.23	.23	(17.09)	(16.86)	(.17 )	(6.01)	(6.18)	54.19	(23.68)[10]	— [11]	.48 [10]	.48 [10]	.35 [10]
8/31/2021	62.24	.13	17.88	18.01	(.28 )	(2.74)	(3.02)	77.23	29.74 [10]	— [11]	.42 [10]	.42 [10]	.22 [10]
8/31/2020	48.69	.31	16.99	17.30	(.47 )	(3.28)	(3.75)	62.24	37.35	642.45		.45	.61
Class 529-F-2:
2/28/2025[5,6]	75.32	.17	6.59	6.76	(.47 )	(6.38)	(6.85)	75.23	9.05 [7]	1,505	.39 [8]	.39 [8]	.45 [8]
8/31/2024	62.28	.41	17.45	17.86	(.52 )	(4.30)	(4.82)	75.32	30.33	1,316.40		.40	.60
8/31/2023	55.10	.47	8.85	9.32	(.30 )	(1.84)	(2.14)	62.28	17.88	940.38		.38	.86
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21 )	(6.01)	(6.22)	55.10	(23.61)	773.40		.40	.44
8/31/2021[5,12]	59.21	.15	22.06	22.21	(.28 )	(2.74)	(3.02)	78.40	38.38 [7]	932	.43 [8]	.43 [8]	.26 [8]
Class 529-F-3:
2/28/2025[5,6]	75.25	.19	6.57	6.76	(.51 )	(6.38)	(6.89)	75.12	9.07 [7]	— [11]	.34 [8]	.34 [8]	.50 [8]
8/31/2024	62.21	.39	17.48	17.87	(.53 )	(4.30)	(4.83)	75.25	30.39	— [11]	.35	.35	.56
8/31/2023	55.05	.48	8.85	9.33	(.33 )	(1.84)	(2.17)	62.21	17.93	— [11]	.36	.36	.88
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25 )	(6.01)	(6.26)	55.05	(23.58)	— [11]	.35	.35	.49
8/31/2021[5,12]	59.21	.19	22.06	22.25	(.37 )	(2.74)	(3.11)	78.35	38.45 [7]	— [11]	.38 [8]	.35 [8]	.32 [8]
Class R-1:
2/28/2025[5,6]	66.76	(.18 )	5.83	5.65	—	(6.38)	(6.38)	66.03	8.51 [7]	323	1.37 [8]	1.37 [8]	(.53 )[8]
8/31/2024	55.74	(.22 )	15.54	15.32	—	(4.30)	(4.30)	66.76	29.06	321	1.38	1.38	(.37 )
8/31/2023	49.71	(.07 )	7.94	7.87	—	(1.84)	(1.84)	55.74	16.72	280	1.38	1.38	(.14 )
8/31/2022	71.80	(.33 )	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)	269	1.38	1.38	(.55 )
8/31/2021	58.35	(.45 )	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49	402	1.38	1.38	(.70 )
8/31/2020	45.86	(.16 )	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01	388	1.40	1.40	(.33 )
Refer to the end of the table for footnotes.

25	The Growth Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2025[5,6]	$67.78	$(.19 )	$5.92	$5.73	$—	$(6.38)	$(6.38)	$67.13	8.50%[7]	$2,386	1.38%[8]	1.38%[8]	(.54 )%[8]
8/31/2024	56.54	(.23 )	15.77	15.54	—	(4.30)	(4.30)	67.78	29.05	2,307	1.38	1.38	(.37 )
8/31/2023	50.40	(.08 )	8.06	7.98	—	(1.84)	(1.84)	56.54	16.71	1,945	1.39	1.39	(.15 )
8/31/2022	72.72	(.35 )	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40	1.40	(.57 )
8/31/2021	59.07	(.46 )	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39	1.39	(.71 )
8/31/2020	46.39	(.16 )	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337	1.40	1.40	(.34 )
Class R-2E:
2/28/2025[5,6]	72.39	(.09 )	6.32	6.23	—	(6.38)	(6.38)	72.24	8.66 [7]	280	1.09 [8]	1.09 [8]	(.25 )[8]
8/31/2024	60.05	(.05 )	16.80	16.75	(.11 )	(4.30)	(4.41)	72.39	29.43	263	1.09	1.09	(.08 )
8/31/2023	53.25	.08	8.56	8.64	—	(1.84)	(1.84)	60.05	17.06	215	1.10	1.10	.14
8/31/2022	76.28	(.18 )	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10	1.10	(.27 )
8/31/2021	61.67	(.28 )	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09	1.09	(.42 )
8/31/2020	48.30	(.02 )	16.83	16.81	(.16 )	(3.28)	(3.44)	61.67	36.44	252	1.11	1.11	(.04 )
Class R-3:
2/28/2025[5,6]	72.92	(.03 )	6.37	6.34	(.06 )	(6.38)	(6.44)	72.82	8.76 [7]	5,125	.94 [8]	.94 [8]	(.09 )[8]
8/31/2024	60.44	.05	16.92	16.97	(.19 )	(4.30)	(4.49)	72.92	29.62	4,999.94		.94	.07
8/31/2023	53.51	.16	8.61	8.77	—	(1.84)	(1.84)	60.44	17.22	4,314.94		.94	.30
8/31/2022	76.50	(.08 )	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118.94		.94	(.12 )
8/31/2021	61.75	(.18 )	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233.94		.94	(.26 )
8/31/2020	48.32	.06	16.84	16.90	(.19 )	(3.28)	(3.47)	61.75	36.63	5,794.95		.95	.12
Class R-4:
2/28/2025[5,6]	74.47	.08	6.51	6.59	(.28 )	(6.38)	(6.66)	74.40	8.90 [7]	5,097	.64 [8]	.64 [8]	.21 [8]
8/31/2024	61.59	.24	17.27	17.51	(.33 )	(4.30)	(4.63)	74.47	30.00	5,003.64		.64	.37
8/31/2023	54.47	.32	8.77	9.09	(.13 )	(1.84)	(1.97)	61.59	17.59	4,351.65		.65	.59
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02 )	(6.01)	(6.03)	54.47	(23.81)	5,093.64		.64	.18
8/31/2021	62.53	.02	17.92	17.94	(.15 )	(2.74)	(2.89)	77.58	29.44	7,878.64		.64	.03
8/31/2020	48.89	.21	17.06	17.27	(.35 )	(3.28)	(3.63)	62.53	37.06	7,403.65		.65	.42
Class R-5E:
2/28/2025[5,6]	74.48	.16	6.51	6.67	(.42 )	(6.38)	(6.80)	74.35	9.01 [7]	1,282	.44 [8]	.44 [8]	.43 [8]
8/31/2024	61.62	.38	17.26	17.64	(.48 )	(4.30)	(4.78)	74.48	30.27	1,379.44		.44	.57
8/31/2023	54.53	.43	8.77	9.20	(.27 )	(1.84)	(2.11)	61.62	17.82	1,171.45		.45	.79
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21 )	(6.01)	(6.22)	54.53	(23.66)	996.45		.45	.39
8/31/2021	62.61	.16	17.94	18.10	(.27 )	(2.74)	(3.01)	77.70	29.69	1,337.44		.44	.23
8/31/2020	48.97	.31	17.09	17.40	(.48 )	(3.28)	(3.76)	62.61	37.36	990.45		.45	.61
Class R-5:
2/28/2025[5,6]	75.44	.20	6.59	6.79	(.50 )	(6.38)	(6.88)	75.35	9.07 [7]	2,812	.34 [8]	.34 [8]	.51 [8]
8/31/2024	62.36	.45	17.48	17.93	(.55 )	(4.30)	(4.85)	75.44	30.41	2,791.34		.34	.67
8/31/2023	55.17	.50	8.85	9.35	(.32 )	(1.84)	(2.16)	62.36	17.93	2,406.35		.35	.90
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25 )	(6.01)	(6.26)	55.17	(23.58)	1,457.34		.34	.48
8/31/2021	63.22	.23	18.12	18.35	(.33 )	(2.74)	(3.07)	78.50	29.84	2,322.34		.34	.34
8/31/2020	49.40	.37	17.24	17.61	(.51 )	(3.28)	(3.79)	63.22	37.48	2,716.35		.35	.72
Class R-6:
2/28/2025[5,6]	75.59	.22	6.59	6.81	(.54 )	(6.38)	(6.92)	75.48	9.08 [7]	46,275	.29 [8]	.29 [8]	.56 [8]
8/31/2024	62.46	.48	17.51	17.99	(.56 )	(4.30)	(4.86)	75.59	30.48	45,145.29		.29	.72
8/31/2023	55.26	.52	8.88	9.40	(.36 )	(1.84)	(2.20)	62.46	17.99	40,184.30		.30	.94
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30 )	(6.01)	(6.31)	55.26	(23.54)	36,396.29		.29	.54
8/31/2021	63.32	.27	18.14	18.41	(.36 )	(2.74)	(3.10)	78.63	29.90	46,741.29		.29	.38
8/31/2020	49.48	.40	17.26	17.66	(.54 )	(3.28)	(3.82)	63.32	37.53	38,573.30		.30	.76
Refer to the end of the table for footnotes.

The Growth Fund of America	26

Financial highlights (continued)

	Six months ended February 28, 2025[5,6,7]	Year ended August 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[13]	19%	25%	31%	30%	24%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	The Growth Fund of America

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

The Growth Fund of America	28

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

29	The Growth Fund of America

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Growth Fund of America	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Growth Fund of America

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: April 30, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: April 30, 2025